UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

American Mutual Fund

[photo of a stream in the Green Mountain National Forest in Vermont]

Semi-annual report for the six months ended April 30, 2007

American Mutual Fund® strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+7.32%	+6.25%	+8.79%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.58%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 1.87% (1.85% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 1.68%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 3.

[photo of a stream in the Green Mountain National Forest in Vermont]

Fellow shareholders:

Despite a slowing U.S. economy and difficulties in the subprime real estate market, American Mutual Fund posted strong results for the six months ended April 30, 2007. The fund posted a total return of 9.4%, exceeding the 8.6% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of large company U.S. stocks. For the past 12 months, AMF’s total return was 16.8% compared with 15.2% for the S&P 500.

We continue to be pleased with the fund’s results, which not only have outpaced the S&P 500 in the short term but in the longer periods of five years, 10 years and the fund’s lifetime of more than 57 years, as well.

Investors received income dividends totaling 30 cents a share and a capital gain distribution of 71 cents a share during the period. AMF’s dividend rose 11% from the dividend payout during the same period last year. AMF’s total return assumes reinvestment of all income dividends and the capital gain distribution.

Economic review

The U.S. economy continued to slow, impacted by higher energy prices and a housing sector weakened by failures in the subprime mortgage market. Initial estimates of gross domestic product in the first quarter of calendar 2007 reported an annual gain of 0.6%, down from an increase of 2.5% in the fourth quarter of calendar year 2006. Corporate earnings continued to grow, albeit at a lower rate than in recent years. Consumer spending has continued to be relatively solid.

Meanwhile, the Federal Reserve has held its key interest rate steady at 5.25% since June 29, 2006. In May, the Fed said that the economy seems likely to expand at a moderate pace over coming quarters and that its main concern “remains the risk that inflation will fail to moderate as expected.” Low interest rates and widespread liquidity have helped enable a wave of buyouts by private equity funds using cheap debt to take companies private, shrinking the available pool of stocks. Inexpensive financing has also fueled an upsurge in acquisitions and mergers.

Portfolio review

American Mutual Fund focuses on the balanced accomplishment of its three objectives — current income, growth of capital and conservation of principal. It seeks to achieve this by investing in established, well-managed companies that have a history of growing revenues and profits. It primarily invests in companies that pay dividends.

Our largest industry holdings are currently concentrated in such sectors as financials, industrials, health care, information technology and consumer discretionary. Major contributors to fund results among our top 10 largest holdings were Abbott Laboratories (+19.2%), Marathon Oil (+17.5%), AT&T (+13.8%) and IBM (+10.7%). We continue to believe that the largest and most prominent U.S. companies are among the most attractive in the stock market. Many of these companies have used cash to increase their dividends and to buy back shares of their stock.

Looking forward

The fund’s portfolio has 89.6% of total assets in stocks (common and convertible) with the remaining 10.4% in cash and equivalents (short-term securities and other assets less liabilities). We caution investors that they should not expect the stock market to regularly produce such strong results as those of the past six months and year.

We thank our long-term investors for their support and welcome the new investors who have joined the fund recently.

Cordially,

/s/ James K. Dunton
James K. Dunton
Vice Chairman of the Board

/s/ J. Dale Harvey

J. Dale Harvey
President
June 8, 2007

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2007
(the most recent calendar quarter):
	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+8.02%	+6.36%	+8.51%
Not reflecting CDSC	+13.02%	+6.67%	+8.51%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+11.95%	+6.60%	+7.11%
Not reflecting CDSC	+12.95%	+6.60%	+7.11%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+13.88%	+7.42%	+7.93%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+7.32%	+6.16%	+7.41%
Not reflecting maximum sales charge	+13.86%	+7.42%	+8.66%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+7.89%	+6.17%	+7.57%
Not reflecting CDSC	+12.89%	+6.48%	+7.72%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+11.86%	+6.49%	+7.52%
Not reflecting CDSC	+12.86%	+6.49%	+7.52%

Class 529-E shares*†— first sold 3/7/02	+13.47%	+7.05%	+6.94%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+14.03%	—	+12.58%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, April 30, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.
[begin pie chart]
Industry sector diversification (percent of net assets)

Financials	15.19%
Industrials	12.83
Health care	11.47
Information technology	10.65
Consumer discretionary	10.30
Convertible securities	0.09
Other industries	29.07
Short-term securities & other assets less liabilities	10.40
[end pie chart]

		Market	Percent
		value	of net
Common stocks - 89.51%	Shares	(000)	assets

Energy - 7.55%
Chevron Corp.	2,183,304	$169,839.82%
ConocoPhillips	2,703,178	187,465.90
Exxon Mobil Corp.	2,520,000	200,038.97
Hess Corp.	3,582,405	203,302.98
Marathon Oil Corp.	2,900,000	294,495	1.42
Other securities		509,505	2.46
		1,564,644	7.55

Materials - 3.59%
MeadWestvaco Corp.	5,000,000	166,800.81
Other securities		576,841	2.78
		743,641	3.59

Industrials - 12.83%
Avery Dennison Corp.	3,000,000	186,600.90
General Electric Co.	14,250,000	525,255	2.54
Norfolk Southern Corp.	5,082,000	270,566	1.31
R.R. Donnelley & Sons Co.	6,500,000	261,300	1.26
Tyco International Ltd.	6,381,200	208,219	1.00
United Parcel Service, Inc., Class B	3,326,700	234,299	1.13
United Technologies Corp.	4,100,000	275,233	1.33
Other securities		695,273	3.36
		2,656,745	12.83

Consumer discretionary - 10.30%
Johnson Controls, Inc.	2,200,000	225,126	1.09
Lowe's Companies, Inc.	7,481,600	228,638	1.11
Royal Caribbean Cruises Ltd.	3,700,000	153,809.74
Target Corp.	3,287,000	195,149.94
Other securities		1,330,385	6.42
		2,133,107	10.30

Consumer staples - 4.86%
Coca-Cola Co.	750,000	39,143.19
H.J. Heinz Co.	4,100,000	193,151.93
PepsiCo, Inc.	2,370,000	156,633.76
Walgreen Co.	3,600,000	158,040.76
Wal-Mart Stores, Inc.	2,800,000	134,176.65
Other securities		326,434	1.57
		1,007,577	4.86

Health care - 11.47%
Abbott Laboratories	6,300,000	356,706	1.72
Bristol-Myers Squibb Co.	9,532,200	275,099	1.33
Eli Lilly and Co.	5,280,000	312,206	1.51
Johnson & Johnson	600,000	38,532.18
Medtronic, Inc.	3,507,000	185,626.90
Merck & Co., Inc.	4,750,000	244,340	1.18
Pfizer Inc	8,540,000	225,968	1.09
Wyeth	3,698,000	205,239.99
Other securities		532,494	2.57
		2,376,210	11.47

Financials - 15.19%
American International Group, Inc.	2,829,000	197,775.96
Bank of America Corp.	4,832,812	245,990	1.19
Citigroup Inc.	8,310,000	445,582	2.15
Fannie Mae	5,535,000	326,122	1.57
Freddie Mac	3,300,000	213,774	1.03
JPMorgan Chase & Co.	4,546,000	236,847	1.14
Unum Group	6,400,000	159,232.77
Wachovia Corp.	1,500,000	83,310.40
Washington Mutual, Inc.	3,943,000	165,527.80
Other securities		1,073,084	5.18
		3,147,243	15.19

Information technology - 10.65%
Hewlett-Packard Co.	6,750,000	284,445	1.37
Intel Corp.	9,100,000	195,650.95
International Business Machines Corp.	4,335,000	443,080	2.14
Microchip Technology Inc.	6,766,625	272,966	1.32
Microsoft Corp.	13,085,000	391,765	1.89
Oracle Corp. (1)	9,600,000	180,480.87
Other securities		437,372	2.11
		2,205,758	10.65

Telecommunication services - 5.84%
AT&T Inc.	15,598,097	603,958	2.92
Embarq Corp.	3,844,250	230,809	1.11
Sprint Nextel Corp., Series 1	12,110,000	242,563	1.17
Other securities		131,414.64
		1,208,744	5.84

Utilities - 6.28%
Ameren Corp.	3,703,680	194,702.94
Exelon Corp.	2,548,400	192,175.93
Other securities		913,386	4.41
		1,300,263	6.28

MISCELLANEOUS - 0.95%
Other common stocks in initial period of acquisition		196,069.95

Total common stocks (cost: $13,283,622,000)		18,540,001	89.51

Convertible securities - 0.09%

Financials - 0.09%
Other securities		17,864.09

Total convertible securities (cost: $17,550,000)		17,864.09

Short-term securities - 10.65%	Principal amount (000)

Abbott Laboratories 5.22%-5.24% due 5/1-6/1/2007 (2)	77,171	77,109.37
American General Finance Corp. 5.21% due 6/8/2007	25,000	24,864
International Lease Finance Corp. 5.20%-5.21% due 6/4-7/11/2007	92,200	91,517.56
Bank of America Corp. 5.185% due 7/30/2007	34,300	33,848
Ranger Funding Co. LLC 5.25% due 5/24-5/29/2007 (2)	53,900	53,691.42
CAFCO, LLC 5.25% due 6/8/2007 (2)	20,200	20,085.10
Clipper Receivables Co., LLC 5.24% due 5/7-6/11/2007 (2)	139,100	138,440
State Street Corp. 5.22% due 5/4/2007	50,000	49,972.91
Coca-Cola Co. 5.18%-5.21% due 5/9-7/17/2007 (2)	192,500	191,341.92
Fannie Mae 5.11%-5.16% due 5/2-5/31/2007	124,900	124,705.60
Federal Home Loan Bank 5.12%-5.16% due 5/11-7/27/2007	166,500	165,717.80
General Electric Co. 5.24% due 6/27/2007	25,000	24,789.12
Hewlett-Packard Co. 5.25%-5.26% due 5/11-5/18/2007 (2)	31,200	31,132.15
IBM Corp. 5.22% due 5/15-6/6/2007 (2)	41,000	40,891.20
JPMorgan Chase & Co. 5.24% due 6/20/2007	25,000	24,814
Park Avenue Receivables Co., LLC 5.21%-5.26% due 5/10-6/6/2007 (2)	87,800	87,496.54
Johnson & Johnson 5.18%-5.20% due 5/4-6/29/2007 (2)	181,350	180,515.87
Merck & Co. Inc. 5.20% due 6/27/2007	20,200	20,038.10
United Parcel Service Inc. 5.19% due 5/30/2007	50,000	49,783.24
Variable Funding Capital Corp. 5.23%-5.245% due 5/11-6/19/2007 (2)	147,100	146,411.71
Wal-Mart Stores Inc. 5.18%-5.21% due 5/8-6/12/2007 (2)	116,100	115,715.56
Other securities		513,036	2.48

Total short-term securities (cost: $2,205,789,000)		2,205,909	10.65

Total investment securities (cost: $15,506,961,000)		20,763,774	100.25
Other assets less liabilities		-51,532	-.25

Net assets		$20,712,242	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,438,405,000, which represented 6.94% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $15,506,961)		$20,763,774
Cash		337
Receivables for:
Sales of investments	$2,993
Sales of fund's shares	22,768
Dividends and interest	22,526	48,287
		20,812,398
Liabilities:
Payables for:
Purchases of investments	64,094
Repurchases of fund's shares	20,354
Investment advisory services	3,959
Services provided by affiliates	9,345
Deferred directors' compensation	2,365
Other	39	100,156
Net assets at April 30, 2007		$20,712,242

Net assets consist of:
Capital paid in on shares of capital stock		$15,036,737
Undistributed net investment income		129,855
Undistributed net realized gain		288,837
Net unrealized appreciation		5,256,813
Net assets at April 30, 2007		$20,712,242

Total authorized capital stock - 1,000,000 shares, $0.001 par value (672,844 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$17,452,222	566,453	30.81
Class B	752,944	24,610	30.60
Class C	893,928	29,273	30.54
Class F	547,028	17,799	30.73
Class 529-A	241,980	7,864	30.77
Class 529-B	44,601	1,454	30.67
Class 529-C	73,243	2,388	30.67
Class 529-E	13,329	434	30.70
Class 529-F	6,688	217	30.80
Class R-1	12,972	423	30.64
Class R-2	154,568	5,053	30.59
Class R-3	237,023	7,730	30.67
Class R-4	64,157	2,086	30.76
Class R-5	217,559	7,060	30.82
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $32.69 and $32.65, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2007	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $102)	$202,316
Interest	58,857	$261,173

Fees and expenses(*):
Investment advisory services	25,377
Distribution services	29,617
Transfer agent services	6,814
Administrative services	1,893
Reports to shareholders	322
Registration statement and prospectus	419
Postage, stationery and supplies	770
Directors' compensation	413
Auditing and legal	33
Custodian	52
State and local taxes	152
Other	104
Total fees and expenses before reimbursements/waivers	65,966
Less reimbursements/waivers of fees and expenses:
Investment advisory services	2,538
Administrative services	42
Total fees and expenses after reimbursements/waivers		63,386
Net investment income		197,787

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments	385,386
Net unrealized appreciation on investments	1,192,627
Net realized gain and unrealized appreciation on investments		1,578,013
Net increase in net assets resulting from operations		$1,775,800

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30,	October 31,
	2007*	2006
Operations:
Net investment income	$197,787	$391,122
Net realized gain on investments	385,386	464,290
Net unrealized appreciation on investments	1,192,627	1,810,456
Net increase in net assets resulting from operations	1,775,800	2,665,868

Dividends and distributions paid to shareholders:
Dividends from net investment income	(190,643)	(338,729)
Distributions from net realized gain on investments	(463,340)	(624,432)
Total dividends and distributions paid to shareholders	(653,983)	(963,161)

Capital share transactions	550,816	1,017,074

Total increase in net assets	1,672,633	2,719,781

Net assets:
Beginning of period	19,039,609	16,319,828
End of period (including undistributed
net investment income: $129,855 and $122,711, respectively)	$20,712,242	$19,039,609

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization and significant accounting policies

Organization - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal through investments in companies that participate in the growth of the American economy.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Taxation - Dividend income is recorded net of non-U.S. taxes paid.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2006, the fund had tax basis undistributed ordinary income of $124,803,000 and undistributed long-term capital gain of $372,509,000.

As of April 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,343,110
Gross unrealized depreciation on investment securities	(91,232)
Net unrealized appreciation on investment securities	5,251,878
Cost of investment securities	15,511,896

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2007			Year ended October 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$167,068	$389,741	$556,809	$297,477	$528,869	$826,346
Class B	4,513	16,908	21,421	7,926	22,893	30,819
Class C	5,134	19,696	24,830	8,646	25,853	34,499
Class F	5,055	12,069	17,124	9,073	16,577	25,650
Class 529-A	2,152	5,132	7,284	3,461	5,968	9,429
Class 529-B	241	980	1,221	399	1,235	1,634
Class 529-C	389	1,550	1,939	618	1,884	2,502
Class 529-E	101	281	382	160	326	486
Class 529-F	63	132	195	92	119	211
Class R-1	79	406	485	164	463	627
Class R-2	865	3,362	4,227	1,358	3,907	5,265
Class R-3	1,875	5,284	7,159	3,276	6,962	10,238
Class R-4	571	1,317	1,888	995	1,773	2,768
Class R-5	2,537	6,482	9,019	5,084	7,603	12,687
Total	$190,643	$463,340	$653,983	$338,729	$624,432	$963,161

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.384% on the first $1 billion of month-end net assets and decreasing to 0.225% on such assets in excess of $21 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2007, total investment advisory services fees waived by CRMC were $2,538,000. As a result, the fee shown on the accompanying financial statements of $25,377,000, which was equivalent to an annualized rate of 0.259%, was reduced to $22,839,000, or 0.233% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2007, the total administrative services fees paid by CRMC were $42,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$19,232	$6,508	Not applicable	Not applicable	Not applicable
Class B	3,548	306	Not applicable	Not applicable	Not applicable
Class C	4,159	Included in administrative services	$504	$55	Not applicable
Class F	636		243	18	Not applicable
Class 529-A	231		90	12	$110
Class 529-B	208		17	5	21
Class 529-C	333		27	5	33
Class 529-E	30		5	1	6
Class 529-F	-		2	-*	3
Class R-1	71		9	3	Not applicable
Class R-2	533		100	232	Not applicable
Class R-3	561		153	70	Not applicable
Class R-4	75		41	4	Not applicable
Class R-5	Not applicable		122	2	Not applicable
Total	$29,617	$6,814	$1,313	$407	$173
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $413,000, shown on the accompanying financial statements, includes $205,000 in current fees (either paid in cash or deferred) and a net increase of $208,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2007
Class A	$875,968	29,547	$524,598	17,913	$(936,659)	(31,554)	$463,907	15,906
Class B	37,269	1,264	20,680	711	(34,694)	(1,178)	23,255	797
Class C	81,969	2,787	23,837	822	(55,457)	(1,885)	50,349	1,724
Class F	64,911	2,196	15,316	524	(57,530)	(1,947)	22,697	773
Class 529-A	25,072	847	7,282	249	(9,086)	(307)	23,268	789
Class 529-B	2,768	94	1,220	42	(1,593)	(55)	2,395	81
Class 529-C	8,371	283	1,939	66	(3,023)	(102)	7,287	247
Class 529-E	1,542	52	381	13	(549)	(19)	1,374	46
Class 529-F	1,215	41	195	6	(456)	(15)	954	32
Class R-1	4,365	148	484	16	(7,710)	(261)	(2,861)	(97)
Class R-2	27,253	926	4,224	146	(17,752)	(604)	13,725	468
Class R-3	30,228	1,027	7,150	246	(35,324)	(1,197)	2,054	76
Class R-4	21,324	721	1,883	64	(17,087)	(573)	6,120	212
Class R-5	60,650	2,036	8,336	285	(132,694)	(4,423)	(63,708)	(2,102)
Total net increase
(decrease)	$1,242,905	41,969	$617,525	21,103	$(1,309,614)	(44,120)	$550,816	18,952

Year ended October 31, 2006
Class A	$1,714,194	62,868	$775,912	29,137	$(1,735,608)	(63,645)	$754,498	28,360
Class B	78,339	2,894	29,732	1,126	(74,969)	(2,765)	33,102	1,255
Class C	149,275	5,516	33,091	1,254	(122,757)	(4,544)	59,609	2,226
Class F	125,608	4,612	23,118	870	(131,972)	(4,857)	16,754	625
Class 529-A	42,699	1,569	9,428	354	(14,637)	(537)	37,490	1,386
Class 529-B	5,603	207	1,633	62	(2,747)	(101)	4,489	168
Class 529-C	13,963	514	2,501	94	(7,209)	(265)	9,255	343
Class 529-E	2,585	95	485	18	(1,013)	(36)	2,057	77
Class 529-F	2,938	108	211	8	(1,103)	(40)	2,046	76
Class R-1	5,563	206	625	24	(4,349)	(159)	1,839	71
Class R-2	44,462	1,643	5,260	199	(27,668)	(1,022)	22,054	820
Class R-3	59,681	2,205	10,227	386	(48,500)	(1,788)	21,408	803
Class R-4	30,438	1,122	2,768	104	(26,702)	(979)	6,504	247
Class R-5	67,895	2,489	11,242	422	(33,168)	(1,221)	45,969	1,690
Total net increase
(decrease)	$2,343,243	86,048	$906,233	34,058	$(2,232,402)	(81,959)	$1,017,074	38,147

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,831,170,000 and $1,572,169,000, respectively, during the six months ended April 30, 2007.

Financial highlights (1)

			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets	(4)
Class A:
Six months ended 4/30/2007	(5)	$29.14	$.31	$2.37	$2.68	$(.30)	$(.71)	$(1.01)	$30.81	9.39%	$17,452			.59%	(6)	.57%	(6)	2.10%	(6)
Year ended 10/31/2006		26.52	.63	3.55	4.18	(.55)	(1.01)	(1.56)	29.14	16.40	16,044			.58		.55		2.31
Year ended 10/31/2005		25.10	.54	1.41	1.95	(.48)	(.05)	(.53)	26.52	7.80	13,850			.58		.56		2.06
Year ended 10/31/2004		23.17	.48	2.00	2.48	(.46)	(.09)	(.55)	25.10	10.81	12,044			.60		.60		1.97
Year ended 10/31/2003		20.20	.49	3.31	3.80	(.52)	(.31)	(.83)	23.17	19.31	9,716			.62		.62		2.32
Year ended 10/31/2002		23.22	.49	(2.29)	(1.80)	(.57)	(.65)	(1.22)	20.20	(8.42)	7,782			.60		.60		2.15
Class B:
Six months ended 4/30/2007	(5)	28.95	.19	2.36	2.55	(.19)	(.71)	(.90)	30.60	8.97	753			1.37	(6)	1.34	(6)	1.32	(6)
Year ended 10/31/2006		26.36	.41	3.53	3.94	(.34)	(1.01)	(1.35)	28.95	15.48	689			1.37		1.34		1.52
Year ended 10/31/2005		24.94	.33	1.41	1.74	(.27)	(.05)	(.32)	26.36	7.00	595			1.38		1.36		1.26
Year ended 10/31/2004		23.04	.29	1.98	2.27	(.28)	(.09)	(.37)	24.94	9.92	497			1.39		1.39		1.18
Year ended 10/31/2003		20.11	.32	3.28	3.60	(.36)	(.31)	(.67)	23.04	18.32	315			1.41		1.41		1.49
Year ended 10/31/2002		23.13	.32	(2.28)	(1.96)	(.41)	(.65)	(1.06)	20.11	(9.11)	156			1.40		1.40		1.40
Class C:
Six months ended 4/30/2007	(5)	28.89	.19	2.35	2.54	(.18)	(.71)	(.89)	30.54	8.97	894			1.42	(6)	1.39	(6)	1.27	(6)
Year ended 10/31/2006		26.31	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.89	15.41	796			1.42		1.40		1.46
Year ended 10/31/2005		24.90	.31	1.41	1.72	(.26)	(.05)	(.31)	26.31	6.91	666			1.44		1.42		1.19
Year ended 10/31/2004		23.01	.27	1.97	2.24	(.26)	(.09)	(.35)	24.90	9.82	500			1.47		1.46		1.09
Year ended 10/31/2003		20.09	.30	3.28	3.58	(.35)	(.31)	(.66)	23.01	18.23	267			1.49		1.49		1.39
Year ended 10/31/2002		23.12	.30	(2.28)	(1.98)	(.40)	(.65)	(1.05)	20.09	(9.20)	107			1.48		1.48		1.34
Class F:
Six months ended 4/30/2007	(5)	29.07	.30	2.36	2.66	(.29)	(.71)	(1.00)	30.73	9.36	547			.63	(6)	.60	(6)	2.06	(6)
Year ended 10/31/2006		26.46	.62	3.54	4.16	(.54)	(1.01)	(1.55)	29.07	16.36	495			.62		.60		2.26
Year ended 10/31/2005		25.04	.52	1.41	1.93	(.46)	(.05)	(.51)	26.46	7.71	434			.67		.65		1.97
Year ended 10/31/2004		23.12	.45	2.00	2.45	(.44)	(.09)	(.53)	25.04	10.70	324			.70		.70		1.86
Year ended 10/31/2003		20.17	.46	3.30	3.76	(.50)	(.31)	(.81)	23.12	19.14	172			.72		.72		2.14
Year ended 10/31/2002		23.20	.47	(2.30)	(1.83)	(.55)	(.65)	(1.20)	20.17	(8.57)	54			.75		.75		2.08
Class 529-A:
Six months ended 4/30/2007	(5)	29.11	.29	2.37	2.66	(.29)	(.71)	(1.00)	30.77	9.33	242			.68	(6)	.66	(6)	2.00	(6)
Year ended 10/31/2006		26.50	.60	3.55	4.15	(.53)	(1.01)	(1.54)	29.11	16.29	206			.66		.64		2.21
Year ended 10/31/2005		25.07	.51	1.42	1.93	(.45)	(.05)	(.50)	26.50	7.71	151			.70		.68		1.93
Year ended 10/31/2004		23.15	.45	2.00	2.45	(.44)	(.09)	(.53)	25.07	10.70	99			.71		.71		1.85
Year ended 10/31/2003		20.20	.47	3.31	3.78	(.52)	(.31)	(.83)	23.15	19.19	51			.67		.67		2.22
Period from 2/19/2002 to 10/31/2002		23.31	.34	(3.07)	(2.73)	(.38)	-	(.38)	20.20	(11.88)	19			.70	(6)	.70	(6)	2.25	(6)
Class 529-B:
Six months ended 4/30/2007	(5)	29.01	.18	2.36	2.54	(.17)	(.71)	(.88)	30.67	8.92	45			1.49	(6)	1.46	(6)	1.20	(6)
Year ended 10/31/2006		26.42	.37	3.53	3.90	(.30)	(1.01)	(1.31)	29.01	15.29	40			1.50		1.47		1.38
Year ended 10/31/2005		25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.79	32			1.55		1.53		1.09
Year ended 10/31/2004		23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.72	24			1.59		1.59		.97
Year ended 10/31/2003		20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.07	14			1.61		1.61		1.27
Period from 2/19/2002 to 10/31/2002		23.31	.20	(3.06)	(2.86)	(.29)	-	(.29)	20.16	(12.40)	5			1.60	(6)	1.60	(6)	1.36	(6)
Class 529-C:
Six months ended 4/30/2007	(5)	29.01	.18	2.36	2.54	(.17)	(.71)	(.88)	30.67	8.93	73			1.48	(6)	1.45	(6)	1.20	(6)
Year ended 10/31/2006		26.42	.38	3.53	3.91	(.31)	(1.01)	(1.32)	29.01	15.31	62			1.49		1.46		1.39
Year ended 10/31/2005		25.00	.29	1.41	1.70	(.23)	(.05)	(.28)	26.42	6.82	48			1.54		1.52		1.10
Year ended 10/31/2004		23.09	.24	1.99	2.23	(.23)	(.09)	(.32)	25.00	9.74	33			1.58		1.58		.98
Year ended 10/31/2003		20.16	.27	3.30	3.57	(.33)	(.31)	(.64)	23.09	18.09	16			1.60		1.60		1.28
Period from 2/20/2002 to 10/31/2002		23.54	.21	(3.30)	(3.09)	(.29)	-	(.29)	20.16	(13.25)	6			1.59	(6)	1.59	(6)	1.38	(6)
Class 529-E:
Six months ended 4/30/2007	(5)	29.04	.25	2.37	2.62	(.25)	(.71)	(.96)	30.70	9.19	13			.97	(6)	.95	(6)	1.71	(6)
Year ended 10/31/2006		26.44	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.04	15.92	11			.97		.95		1.90
Year ended 10/31/2005		25.02	.42	1.41	1.83	(.36)	(.05)	(.41)	26.44	7.35	8			1.02		1.00		1.61
Year ended 10/31/2004		23.10	.37	1.99	2.36	(.35)	(.09)	(.44)	25.02	10.32	6			1.06		1.06		1.50
Year ended 10/31/2003		20.16	.38	3.30	3.68	(.43)	(.31)	(.74)	23.10	18.72	3			1.07		1.07		1.80
Period from 3/7/2002 to 10/31/2002		24.93	.27	(4.67)	(4.40)	(.37)	-	(.37)	20.16	(17.78)	1			1.05	(6)	1.05	(6)	1.95	(6)
Class 529-F:
Six months ended 4/30/2007	(5)	29.13	.32	2.38	2.70	(.32)	(.71)	(1.03)	30.80	9.46	7			.48	(6)	.45	(6)	2.20	(6)
Year ended 10/31/2006		26.52	.65	3.55	4.20	(.58)	(1.01)	(1.59)	29.13	16.49	5			.47		.44		2.37
Year ended 10/31/2005		25.08	.52	1.42	1.94	(.45)	(.05)	(.50)	26.52	7.77	3			.64		.62		1.99
Year ended 10/31/2004		23.16	.43	2.00	2.43	(.42)	(.09)	(.51)	25.08	10.58	2			.81		.80		1.75
Year ended 10/31/2003		20.22	.43	3.32	3.75	(.50)	(.31)	(.81)	23.16	19.03	1			.82		.82		1.99
Period from 9/17/2002 to 10/31/2002		20.63	.05	(.34)	(.29)	(.12)	-	(.12)	20.22	(1.42)	-		(7)	.09		.09		.26

Class R-1:
Six months ended 4/30/2007	(5)	$28.97	$.18	$2.36	$2.54	$(.16)	$(.71)	$(.87)	$30.64	8.93%	$13			1.45%	(6)	1.43%	(6)	1.23%	(6)
Year ended 10/31/2006		26.38	.38	3.54	3.92	(.32)	(1.01)	(1.33)	28.97	15.38	15			1.46		1.43		1.42
Year ended 10/31/2005		24.97	.31	1.40	1.71	(.25)	(.05)	(.30)	26.38	6.86	12			1.48		1.45		1.17
Year ended 10/31/2004		23.06	.26	1.99	2.25	(.25)	(.09)	(.34)	24.97	9.83	10			1.51		1.49		1.07
Year ended 10/31/2003		20.17	.26	3.33	3.59	(.39)	(.31)	(.70)	23.06	18.19	4			1.65		1.50		1.18
Period from 6/11/2002 to 10/31/2002		23.56	.12	(3.29)	(3.17)	(.22)	-	(.22)	20.17	(13.50)	-		(7)	1.24		.58		.60
Class R-2:
Six months ended 4/30/2007	(5)	28.94	.18	2.36	2.54	(.18)	(.71)	(.89)	30.59	8.94	154			1.50	(6)	1.41	(6)	1.25	(6)
Year ended 10/31/2006		26.36	.39	3.52	3.91	(.32)	(1.01)	(1.33)	28.94	15.36	133			1.61		1.41		1.43
Year ended 10/31/2005		24.95	.31	1.41	1.72	(.26)	(.05)	(.31)	26.36	6.90	99			1.65		1.42		1.19
Year ended 10/31/2004		23.05	.27	1.99	2.26	(.27)	(.09)	(.36)	24.95	9.86	64			1.76		1.45		1.10
Year ended 10/31/2003		20.17	.29	3.28	3.57	(.38)	(.31)	(.69)	23.05	18.10	32			1.86		1.47		1.35
Period from 5/31/2002 to 10/31/2002		24.35	.14	(4.10)	(3.96)	(.22)	-	(.22)	20.17	(16.31)	3			.75		.61		.67
Class R-3:
Six months ended 4/30/2007	(5)	29.01	.25	2.37	2.62	(.25)	(.71)	(.96)	30.67	9.21	237			.98	(6)	.95	(6)	1.72	(6)
Year ended 10/31/2006		26.41	.52	3.54	4.06	(.45)	(1.01)	(1.46)	29.01	15.94	222			.96		.93		1.92
Year ended 10/31/2005		25.00	.44	1.40	1.84	(.38)	(.05)	(.43)	26.41	7.37	181			.98		.96		1.65
Year ended 10/31/2004		23.09	.37	1.99	2.36	(.36)	(.09)	(.45)	25.00	10.32	113			1.05		1.04		1.49
Year ended 10/31/2003		20.18	.37	3.30	3.67	(.45)	(.31)	(.76)	23.09	18.64	32			1.14		1.08		1.72
Period from 6/6/2002 to 10/31/2002		23.70	.17	(3.44)	(3.27)	(.25)	-	(.25)	20.18	(13.87)	2			.53		.43		.83
Class R-4:
Six months ended 4/30/2007	(5)	29.09	.30	2.37	2.67	(.29)	(.71)	(1.00)	30.76	9.37	64			.68	(6)	.65	(6)	2.01	(6)
Year ended 10/31/2006		26.48	.60	3.54	4.14	(.52)	(1.01)	(1.53)	29.09	16.26	55			.68		.66		2.20
Year ended 10/31/2005		25.06	.51	1.41	1.92	(.45)	(.05)	(.50)	26.48	7.69	43			.69		.67		1.94
Year ended 10/31/2004		23.14	.46	1.99	2.45	(.44)	(.09)	(.53)	25.06	10.69	34			.70		.70		1.86
Year ended 10/31/2003		20.19	.44	3.32	3.76	(.50)	(.31)	(.81)	23.14	19.14	16			.73		.72		2.03
Period from 6/27/2002 to 10/31/2002		22.95	.17	(2.79)	(2.62)	(.14)	-	(.14)	20.19	(11.43)	-		(7)	.53		.25		.84
Class R-5:
Six months ended 4/30/2007	(5)	29.14	.35	2.37	2.72	(.33)	(.71)	(1.04)	30.82	9.53	218			.38	(6)	.35	(6)	2.37	(6)
Year ended 10/31/2006		26.53	.68	3.54	4.22	(.60)	(1.01)	(1.61)	29.14	16.58	267			.38		.35		2.49
Year ended 10/31/2005		25.10	.58	1.43	2.01	(.53)	(.05)	(.58)	26.53	8.05	198			.39		.36		2.22
Year ended 10/31/2004		23.17	.53	2.00	2.53	(.51)	(.09)	(.60)	25.10	11.04	62			.39		.39		2.18
Year ended 10/31/2003		20.21	.54	3.29	3.83	(.56)	(.31)	(.87)	23.17	19.50	52			.41		.41		2.53
Period from 5/15/2002 to 10/31/2002		24.66	.26	(4.43)	(4.17)	(.28)	-	(.28)	20.21	(16.98)	41			.18		.18		1.22

	Six months ended April 30,	Year ended October 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	9%	19%	22%	17%	24%	31%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example
          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006, through April 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2006	Ending account value 4/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,093.94	$2.96	.57%
Class A -- assumed 5% return	1,000.00	1,021.97	2.86	.57
Class B -- actual return	1,000.00	1,089.67	6.94	1.34
Class B -- assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C -- actual return	1,000.00	1,089.67	7.20	1.39
Class C -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F -- actual return	1,000.00	1,093.62	3.11	.60
Class F -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-A -- actual return	1,000.00	1,093.26	3.43	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-B -- actual return	1,000.00	1,089.21	7.56	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C -- actual return	1,000.00	1,089.31	7.51	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E -- actual return	1,000.00	1,091.88	4.93	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F -- actual return	1,000.00	1,094.60	2.34	.45
Class 529-F -- assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 -- actual return	1,000.00	1,089.31	7.41	1.43
Class R-1 -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 -- actual return	1,000.00	1,089.37	7.30	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 -- actual return	1,000.00	1,092.07	4.93	.95
Class R-3 -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 -- actual return	1,000.00	1,093.67	3.37	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 -- actual return	1,000.00	1,095.34	1.82	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2008. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and committee determined that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and committee took into account information furnished throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds and market data. The letter to shareholders included in this report contains some of this information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. The board and the committee observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure and the 10% advisory fee waiver in effect since April 2005. The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs relating to maintaining and expanding services and capabilities, responding to industry and regulatory developments and attracting and retaining qualified personnel. They noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets. The board and committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and committee noted the importance of CRMC’s profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2007, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to a target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
> American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-903-0607P

Litho in USA AGD/L/8079-S7490

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[logo - American Funds®]

American Mutual Fund®
Investment portfolio

April 30, 2007

unaudited

Common stocks — 89.51%	Shares	Market value (000)

ENERGY — 7.55%
BJ Services Co.	2,943,037	$84,347
Chevron Corp.	2,183,304	169,839
ConocoPhillips	2,703,178	187,465
Devon Energy Corp.	2,000,000	145,740
Exxon Mobil Corp.	2,520,000	200,038
Halliburton Co.	2,400,000	76,248
Hess Corp.	3,582,405	203,302
Marathon Oil Corp.	2,900,000	294,495
Schlumberger Ltd.	880,400	65,000
Spectra Energy Corp	2,400,000	62,640
Sunoco, Inc.	1,000,000	75,530
		1,564,644

MATERIALS — 3.59%
Air Products and Chemicals, Inc.	1,850,000	141,525
Alcoa Inc.	1,750,000	62,107
Dow Chemical Co.	750,000	33,457
E.I. du Pont de Nemours and Co.	1,350,000	66,380
International Paper Co.	2,350,000	88,642
MeadWestvaco Corp.	5,000,000	166,800
Praxair, Inc.	1,400,000	90,370
Sonoco Products Co.	1,284,000	54,750
Weyerhaeuser Co.	500,000	39,610
		743,641

INDUSTRIALS — 12.83%
Avery Dennison Corp.	3,000,000	186,600
Boeing Co.	500,000	46,500
Cintas Corp.	2,000,000	74,940
Emerson Electric Co.	1,300,000	61,087
General Dynamics Corp.	770,000	60,445
General Electric Co.	14,250,000	525,255
Illinois Tool Works Inc.	428,000	21,961
Norfolk Southern Corp.	5,082,000	270,566
Northrop Grumman Corp.	1,550,000	114,142
Pentair, Inc.	1,950,000	62,673
Pitney Bowes Inc.	1,850,000	88,800
R.R. Donnelley & Sons Co.	6,500,000	261,300
Southwest Airlines Co.	4,000,000	57,400
Tyco International Ltd.	6,381,200	208,219
Union Pacific Corp.	350,000	39,987
United Parcel Service, Inc., Class B	3,326,700	234,299
United Technologies Corp.	4,100,000	275,233
Waste Management, Inc.	1,800,000	67,338
		2,656,745

CONSUMER DISCRETIONARY — 10.30%
Carnival Corp., units	1,475,000	72,113
Dollar General Corp.	3,000,000	64,050
E. W. Scripps Co., Class A	2,000,000	86,600
Gannett Co., Inc.	500,000	28,530
Harley-Davidson, Inc.	1,328,000	84,089
Home Depot, Inc.	750,000	28,402
Johnson Controls, Inc.	2,200,000	225,126
Leggett & Platt, Inc.	5,945,000	139,826
Lowe’s Companies, Inc.	7,481,600	228,638
Magna International Inc., Class A	1,662,700	131,603
Mattel, Inc.	4,000,000	113,200
News Corp., Class A	2,350,000	52,616
Omnicom Group Inc.	750,000	78,533
Royal Caribbean Cruises Ltd.	3,700,000	153,809
ServiceMaster Co.	8,724,700	134,273
Target Corp.	3,287,000	195,149
TJX Companies, Inc.	2,650,000	73,909
VF Corp.	1,150,000	100,982
YUM! Brands, Inc.	2,290,000	141,659
		2,133,107

CONSUMER STAPLES — 4.86%
Avon Products, Inc.	800,000	31,840
Coca-Cola Co.	750,000	39,143
General Mills, Inc.	750,000	44,925
H.J. Heinz Co.	4,100,000	193,151
Kellogg Co.	1,000,000	52,910
Kimberly-Clark Corp.	1,110,000	78,999
PepsiCo, Inc.	2,370,000	156,633
Walgreen Co.	3,600,000	158,040
Wal-Mart Stores, Inc.	2,800,000	134,176
Wm. Wrigley Jr. Co.	2,000,000	117,760
		1,007,577

HEALTH CARE — 11.47%
Abbott Laboratories	6,300,000	356,706
Amgen Inc.[1]	2,300,000	147,522
AstraZeneca PLC (ADR)	1,295,000	70,332
Becton, Dickinson and Co.	600,000	47,214
Bristol-Myers Squibb Co.	9,532,200	275,099
Cardinal Health, Inc.	2,020,000	141,299
Eli Lilly and Co.	5,280,000	312,206
Johnson & Johnson	600,000	38,532
Medtronic, Inc.	3,507,000	185,626
Merck & Co., Inc.	4,750,000	244,340
Pfizer Inc	8,540,000	225,968
Schering-Plough Corp.	3,975,000	126,127
Wyeth	3,698,000	205,239
		2,376,210

FINANCIALS — 15.19%
Allstate Corp.	1,200,000	74,784
American International Group, Inc.	2,829,000	197,775
Aon Corp.	2,750,000	106,562
Arthur J. Gallagher & Co.	867,331	24,251
Bank of America Corp.	4,832,812	245,990
Bank of New York Co., Inc.	3,250,000	131,560
Citigroup Inc.	8,310,000	445,582
Fannie Mae	5,535,000	326,122
First Horizon National Corp.	1,750,000	68,617
Freddie Mac	3,300,000	213,774
Huntington Bancshares Inc.	4,070,000	90,273
JPMorgan Chase & Co.	4,546,000	236,847
Lincoln National Corp.	1,167,900	83,096
Marsh & McLennan Companies, Inc.	2,100,300	66,706
Mellon Financial Corp.	2,800,000	120,204
Travelers Companies, Inc.	2,350,000	127,135
U.S. Bancorp	1,750,000	60,113
Unum Group	6,400,000	159,232
Wachovia Corp.	1,500,000	83,310
Washington Mutual, Inc.	3,943,000	165,527
Wells Fargo & Co.	3,337,500	119,783
		3,147,243

INFORMATION TECHNOLOGY — 10.65%
Automatic Data Processing, Inc.	750,000	33,570
Cisco Systems, Inc.[1]	2,780,000	74,337
eBay Inc.[1]	225,600	7,657
Hewlett-Packard Co.	6,750,000	284,445
Intel Corp.	9,100,000	195,650
International Business Machines Corp.	4,335,000	443,080
Linear Technology Corp.	2,745,000	102,718
Maxim Integrated Products, Inc.	900,000	28,548
Microchip Technology Inc.	6,766,625	272,966
Microsoft Corp.	13,085,000	391,765
Oracle Corp.[1]	9,600,000	180,480
Seagate Technology	1,100,000	24,365
Texas Instruments Inc.	4,100,000	140,917
Western Union Co.	1,200,000	25,260
		2,205,758

TELECOMMUNICATION SERVICES — 5.84%
ALLTEL Corp.	1,000,000	62,690
AT&T Inc.	15,598,097	603,958
Embarq Corp.	3,844,250	230,809
Sprint Nextel Corp., Series 1	12,110,000	242,563
Verizon Communications Inc.	1,800,000	68,724
		1,208,744

UTILITIES — 6.28%
Ameren Corp.	3,703,680	194,702
American Electric Power Co., Inc.	1,435,000	72,066
Dominion Resources, Inc.	850,000	77,520
DTE Energy Co.	750,000	37,942
Duke Energy Corp.	4,800,000	98,496
Exelon Corp.	2,548,400	192,175
FirstEnergy Corp.	1,620,000	110,873
PPL Corp.	1,724,000	75,184
Progress Energy, Inc.	200,000	10,110
Public Service Enterprise Group Inc.	800,000	69,160
Questar Corp.	1,500,000	145,695
Southern Co.	2,700,000	102,033
Xcel Energy Inc.	4,745,000	114,307
		1,300,263

MISCELLANEOUS — 0.95%
Other common stocks in initial period of acquisition		196,069

Total common stocks (cost: $13,283,622,000)		18,540,001

Convertible securities — 0.09%

FINANCIALS — 0.09%
XL Capital Ltd. 6.50% ACES convertible preferred 2007	700,000 units	17,864

Total convertible securities (cost: $17,550,000)		17,864

Short-term securities — 10.65%	Principal amount (000)

3M Co. 5.20% due 6/8/2007	$15,000	14,919
Abbott Laboratories 5.22%-5.24% due 5/1-6/1/2007[2]	77,171	77,109
American General Finance Corp. 5.21% due 6/8/2007	25,000	24,864
International Lease Finance Corp. 5.20%-5.21% due 6/4-7/11/2007	92,200	91,517
Bank of America Corp. 5.185% due 7/30/2007	34,300	33,848
Ranger Funding Co. LLC 5.25% due 5/24-5/29/2007[2]	53,900	53,691
CAFCO, LLC 5.25% due 6/8/2007[2]	20,200	20,085
Caterpillar Financial Services Corp. 5.19% due 5/31/2007	25,000	24,890
CIT Group, Inc. 5.19%-5.25% due 5/31-7/30/2007[2]	31,205	31,000
Clipper Receivables Co., LLC 5.24% due 5/7-6/11/2007[2]	139,100	138,440
State Street Corp. 5.22% due 5/4/2007	50,000	49,972
Coca-Cola Co. 5.18%-5.21% due 5/9-7/17/2007[2]	192,500	191,341
Colgate-Palmolive Co. 5.21% due 5/15/2007[2]	14,300	14,269
E.I. duPont de Nemours and Co. 5.20% due 5/31/2007[2]	10,000	9,955
Fannie Mae 5.11%-5.16% due 5/2-5/31/2007	124,900	124,705
FCAR Owner Trust I 5.23%-5.25% due 5/3-6/4/2007	55,000	54,838
Federal Home Loan Bank 5.12%-5.16% due 5/11-7/27/2007	166,500	165,717
General Electric Co. 5.24% due 6/27/2007	25,000	24,789
Harley-Davidson Funding Corp. 5.22% due 5/31/2007[2]	10,000	9,955
Harvard University 5.18% due 5/21/2007	25,000	24,921
Hewlett-Packard Co. 5.25%-5.26% due 5/11-5/18/2007[2]	31,200	31,132
IBM Corp. 5.22% due 5/15-6/6/2007[2]	41,000	40,891
Illinois Tool Works Inc. 5.20% due 6/8/2007	18,000	17,898
JPMorgan Chase & Co. 5.24% due 6/20/2007	25,000	24,814
Park Avenue Receivables Co., LLC 5.21%-5.26% due 5/10-6/6/2007[2]	87,800	87,496
Johnson & Johnson 5.18%-5.20% due 5/4-6/29/2007[2]	181,350	180,515
Merck & Co. Inc. 5.20% due 6/27/2007	20,200	20,038
NetJets Inc. 5.20% due 5/21/2007[2]	26,000	25,922
Procter & Gamble International Funding S.C.A. 5.21%-5.23% due 5/10-6/21/2007[2]	148,000	147,356
Tennessee Valley Authority 5.145% due 5/3/2007	20,000	19,991
Three Pillars Funding, LLC 5.26%-5.29% due 5/1-5/18/2007[2]	94,852	94,778
Triple-A One Funding Corp. 5.23% due 7/20/2007[2]	22,610	22,344
United Parcel Service Inc. 5.19% due 5/30/2007	50,000	49,783
Variable Funding Capital Corp. 5.23%-5.245% due 5/11-6/19/2007[2]	147,100	146,411
Wal-Mart Stores Inc. 5.18%-5.21% due 5/8-6/12/2007[2]	116,100	115,715

Total short-term securities (cost: $2,205,789,000)		2,205,909

Total investment securities (cost: $15,506,961,000)		20,763,774
Other assets less liabilities		(51,532)

Net assets		$20,712,242

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $1,438,405,000, which represented 6.94% of the net assets of the fund.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-903-0607-S6936

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: July 6, 2007

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 6, 2007